Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of Breakdown of Office buildings, land, equipment and facilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 448,785	¥ 464,316
Operating lease ROU assets	¥ 166,730	¥ 170,993
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Office buildings, land, equipment and facilities	Office buildings, land, equipment and facilities
Land [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 42,914	¥ 38,752
Office buildings [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	54,657	56,802
Equipment and facilities [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	38,110	71,981
Software [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	130,280	117,780
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Office buildings, land, equipment and facilities	¥ 16,094	¥ 8,008